DEBT - Bank Indebtedness (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 01, 2021	Jan. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020	Apr. 30, 2020
Debt Instrument [Line Items]
Face amount					$ 3,450	$ 965			$ 1,700
Proceeds from Paycheck Protection Program			$ 1,665	$ 1,211	1,211
Interest expense					138	$ 252
Central Bank line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,000					$ 1,000
Loan Facility
Debt Instrument [Line Items]
Face amount								$ 6,500
Bearing interest rate		6.00%
Monthly payments	$ 308
Term Loan
Debt Instrument [Line Items]
Face amount								4,000
Proceeds from Paycheck Protection Program					2,100
Operating line of credit
Debt Instrument [Line Items]
Face amount								$ 2,500
Proceeds from Paycheck Protection Program					$ 2,000
LIBOR | Central Bank line of credit
Debt Instrument [Line Items]
Spread on variable interest rate		3.50%					3.50%
Royal Bank of Canada Prime Rate | Term Loan
Debt Instrument [Line Items]
Spread on variable interest rate					2.00%
Royal Bank of Canada Prime Rate | Operating line of credit
Debt Instrument [Line Items]
Spread on variable interest rate					2.00%
Promissory note
Debt Instrument [Line Items]
Face amount		$ 2,000
Monthly payments		61,000
Retirement of part of obligation		$ 167